Share Capital - Schedule of Common Shares Issued (Detail) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2022 CAD ($) shares	Jan. 31, 2022 CAD ($) shares	Apr. 30, 2021 CAD ($) shares	Apr. 30, 2022 CAD ($) shares	Apr. 30, 2021 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 47,292	$ 45,830		$ 45,830
Balance at end of period	$ 47,947	$ 47,292	$ 42,680	$ 47,947	$ 42,680
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	901,922,630	901,655,952	895,699,210	901,655,952	894,170,658
Equity-settled share-based compensation plans | shares	230,540	1,076,678	1,286,962	1,307,218	1,876,214
Shareholder investment plan, Number of shares | shares	514,216	453,030	519,862	967,246	1,108,190
Employee share purchase plan, Number of shares | shares	515,390	532,740	618,274	1,048,130	1,310,426
Number of shares issued, Number of shares | shares	903,182,776	903,718,400	898,124,308	904,978,546	898,465,488
Purchase of common shares for cancellation, Number of shares | shares		(1,800,000)		(1,800,000)
Treasury shares, Number of shares | shares	(27,844)	4,230	61,944	(23,614)	(279,236)
Ending balance, Number of shares | shares	903,154,932	901,922,630	898,186,252	903,154,932	898,186,252
Balance at beginning of period	$ 14,457	$ 14,351	$ 13,991	$ 14,351	$ 13,908
Equity-settled share-based compensation plans	12	59	66	71	95
Shareholder investment plan, Amount	37	36	33	73	65
Employee share purchase plan, Amount	41	40	37	81	75
Number of shares issued, Amount	14,547	14,486	14,127	14,576	14,143
Purchase of common shares for cancellation, Amount	0	(29)	0	(29)	0
Treasury shares, Amount	(2)	0	3	(2)	(13)
Balance at end of period	$ 14,545	$ 14,457	$ 14,130	$ 14,545	$ 14,130